Business Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of business segments
	Three Months Ended June 30, 2021
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$3,352,618	$—	$—	$—	$3,352,618
Construction	—	1,314,968	—	—	1,314,968
Automotive supplies	—	—	1,980,368	—	1,980,368
Total Revenue	3,352,618	1,314,968	1,980,368	—	6,647,954

Total cost of sales	2,602,597	720,466	1,191,726	—	4,514,789
Total operating expenses	679,826	550,786	660,935	421,423	2,312,970
Income (loss) from operations	$70,195	$43,716	$127,707	$(421,423)	$(179,805)
	Three Months Ended June 30, 2020
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$1,185,980	$—	$—	$—	$1,185,980
Construction	—	—	—	—	—
Automotive supplies	—	—	—	—	—
Total Revenue	1,185,980	—	—	—	1,185,980

Total cost of sales	923,892	—	—	—	923,892
Total operating expenses	435,286	—	—	482,368	917,654
Loss from operations	$(173,198)	$—	$—	$(482,368)	$(655,566)
	Six Months Ended June 30, 2021
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$6,616,984	$—	$—	$—	$6,616,984
Construction	—	2,830,877	—	—	2,830,877
Automotive supplies	—	—	1,980,368	—	1,980,368
Total Revenue	6,616,984	2,830,877	1,980,368	—	11,428,229

Total cost of sales	5,109,250	1,474,496	1,191,726	—	7,775,471
Total operating expenses	1,412,170	1,075,118	1,259,230	497,426	4,243,944
Income (loss) from operations	$95,564	$281,263	$(470,588)	$(497,426)	$(591,186)
	Six Months Ended June 30, 2020
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$1,185,980	$—	$—	$—	$1,185,980
Construction	—	—	—	—	—
Automotive supplies	—	—	—	—	—
Total Revenue	1,185,980	—	—	—	1,185,980

Total cost of sales	923,892	—	—	—	923,892
Total operating expenses	435,286	—	—	521,653	956,939
Loss from operations	$(173,198)	$—	$—	$(521,653)	$(694,851)